Finance cost (Tables)	6 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of Finance cost

	July 1, 2025 to December 31, 2025	July 1, 2025 to December 31, 2025	July 1, 2024 to December 31, 2024
	US$	S$	S$

Interest expense on:
- Bank borrowings	18,174	23,370	85,083
- Bank charges	58,541	75,278	-
- Lease liabilities	91,093	117,136	12,536
	167,808	215,784	97,619